Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accrued Expenses [Abstract]
Accrued Expenses
	March 31, 2016 (unaudited)	December 31, 2015

Accrued professional fees	$100,000	$205,000
Accrued vacation & paid time off	334,000	333,000
Accrued expense reports	—	46,000
Accrued board of directors fees	40,000	13,000
Accrued interest	50,000	50,000
Accrued other	8,000	10,000
Total accrued expenses	$532,000	$657,000

	December 31, 2015	December 31, 2014

Accrued professional fees	$205,000	$267,000
Accrued vacation & paid time off	333,000	92,000
Accrued expense reports	46,000	—
Accrued board of directors fees	13,000	13,000
Accrued interest	50,000	—
Accrued other	10,000	49,000
Accrued liabilities owed by Parent—reimbursable under Contribution Agreement	—	35,000
Total accrued expenses	$657,000	$456,000